Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 26,521	€ 24,039
Gross amount of financial assets subject to offsetting	4,429	3,385
Net amount of financial liabilities	22,092	20,654
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	6,569	8,467
Gross amount of financial assets subject to offsetting	1,520	2,888
Net amount of financial liabilities	5,049	5,579
Other non-current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	4,450	4,103
Gross amount of financial assets subject to offsetting	1	7
Net amount of financial liabilities	4,449	4,096
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	21,330	19,936
Gross amount of financial liabilities subject to offsetting	4,429	3,385
Net amount of financial assets	16,901	16,551
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	5,182	8,525
Gross amount of financial liabilities subject to offsetting	1,520	2,888
Net amount of financial assets	3,662	5,637
Other non-current assets
Guarantees, commitments and risks
Gross amount of financial assets	4,012	3,400
Gross amount of financial liabilities subject to offsetting	1	7
Net amount of financial assets	€ 4,011	€ 3,393